Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMORGAN TRUST IV
Prospectus Date	rr_ProspectusDate	Apr. 07, 2020
Document Creation Date	dei_DocumentCreationDate	Mar. 20, 2020